UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5396

        Credit Suisse Mid-Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Mid-Cap Growth Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (97.2%)
Aerospace & Defense (7.1%)
Alliant Techsystems, Inc.*§	68,700	$5,324,250
Goodrich Corp.	96,600	3,803,142
L-3 Communications Holdings, Inc.	51,700	4,188,734
Precision Castparts Corp.	198,800	9,930,060

		23,246,186

Banks (4.4%)
Hudson City Bancorp, Inc.	307,700	3,821,634
Mellon Financial Corp.	191,800	6,764,786
Northern Trust Corp.	75,500	3,941,855

		14,528,275

Beverages (1.1%)
Constellation Brands, Inc. Class A*	140,800	3,757,952

Biotechnology (4.3%)
Amylin Pharmaceuticals, Inc.*§	99,200	4,206,080
Neurocrine Biosciences, Inc.*§	51,500	3,129,655
PDL BioPharma, Inc.*§	230,600	6,721,990

		14,057,725

Chemicals (3.1%)
Chemtura Corp.	381,000	4,789,170
Monsanto Co.	63,500	5,372,735

		10,161,905

Commercial Services & Supplies (3.4%)
Brinks Co.	101,800	5,415,760
Corporate Executive Board Co.	41,800	3,517,052
Laureate Education, Inc.*§	40,200	2,094,420

		11,027,232

Communications Equipment (2.2%)
Avaya, Inc.*	238,100	2,511,955
Comverse Technology, Inc.*	172,500	4,724,775

		7,236,730

Containers & Packaging (0.5%)
Smurfit-Stone Container Corp.*	118,900	1,520,731

Diversified Financials (3.3%)
American Capital Strategies, Ltd.	111,900	3,978,045
National Financial Partners Corp.	49,000	2,621,990
Nuveen Investments, Inc. Class A§	90,400	4,101,448

		10,701,483

Electronic Equipment & Instruments (4.6%)
Broadcom Corp. Class A*	83,000	5,660,600
Intersil Corp. Class A	93,400	2,714,204
Roper Industries, Inc.	168,000	6,778,800

		15,153,604

	Number of
	Shares	Value

Energy Equipment & Services (4.6%)
Grant Prideco, Inc.*	58,900	$2,950,301
National-Oilwell Varco, Inc.*	103,300	7,858,031
Smith International, Inc.	93,000	4,185,000

		14,993,332

Healthcare Equipment & Supplies (4.0%)
Dade Behring Holdings, Inc.	198,100	7,751,653
Varian Medical Systems, Inc.*	86,000	5,178,060

		12,929,713

Healthcare Providers & Services (4.7%)
Covance, Inc.*	109,000	6,192,290
Omnicare, Inc.	138,323	6,874,653
Quest Diagnostics, Inc.	49,000	2,422,070

		15,489,013

Hotels, Restaurants & Leisure (4.5%)
Cheesecake Factory, Inc.*	62,500	2,303,125
Penn National Gaming, Inc.*	155,000	4,975,500
Royal Caribbean Cruises, Ltd.	48,700	1,991,830
Starwood Hotels & Resorts Worldwide, Inc.	89,800	5,460,738

		14,731,193

Household Durables (2.1%)
Snap-on, Inc.§	171,300	6,874,269

Insurance (2.4%)
Genworth Financial, Inc. Class A	239,300	7,839,468

Internet Software & Services (2.2%)
CNET Networks, Inc.*§	247,500	3,717,450
VeriSign, Inc.*	153,200	3,638,500

		7,355,950

IT Consulting & Services (5.0%)
CACI International, Inc. Class A*	127,500	7,280,250
NAVTEQ Corp.*	153,200	6,880,212
SRA International, Inc. Class A*	66,400	2,108,864

		16,269,326

Leisure Equipment & Products (1.8%)
SCP Pool Corp.§	145,700	5,810,516

Media (4.2%)
E.W. Scripps Co. Class A§	53,900	2,605,526
Getty Images, Inc.*§	80,300	6,556,495
Univision Communications, Inc. Class A*	144,800	4,610,432

		13,772,453

Metals & Mining (1.5%)
Peabody Energy Corp.	48,900	4,866,039

Oil & Gas (5.4%)
Kinder Morgan, Inc.	18,500	1,780,625
Newfield Exploration Co.*	148,800	7,797,120
Noble Energy, Inc.	59,400	2,749,032
XTO Energy, Inc.	107,600	5,281,008

		17,607,785

	Number of
	Shares	Value

Pharmaceuticals (5.4%)
Barr Pharmaceuticals, Inc.*	70,500	$4,623,390
Endo Pharmaceuticals Holdings, Inc.*	55,200	1,584,240
Forest Laboratories, Inc.*	178,500	8,260,980
Taro Pharmaceutical Industries, Ltd.*	213,600	3,174,096

		17,642,706

Semiconductor Equipment & Products (1.2%)
Maxim Integrated Products, Inc.	94,500	3,878,280

Software (5.7%)
Activision, Inc.*	231,166	3,314,921
Adobe Systems, Inc.	222,960	8,855,971
Salesforce.com, Inc.*§	157,000	6,444,850

		18,615,742

Specialty Retail (4.5%)
Circuit City Stores, Inc.	128,700	3,244,527
Michaels Stores, Inc.	110,600	3,719,478
Williams-Sonoma, Inc.*	192,100	7,641,738

		14,605,743

Textiles & Apparel (1.1%)
Coach, Inc.*	100,800	3,623,760

Wireless Telecommunication Services (2.9%)
American Tower Corp. Class A*	152,900	4,730,726
Crown Castle International Corp.*	153,300	4,848,879

		9,579,605

TOTAL COMMON STOCKS (Cost $254,257,555)		317,876,716

PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C*††
(Cost $7,000,000)	1,102,524	0

SHORT TERM INVESTMENTS (14.8%)
State Street Navigator Prime Fund§§	41,318,428	41,318,428
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 7,058	7,058,000

TOTAL SHORT TERM INVESTMENTS (Cost $48,376,428)		48,376,428

TOTAL INVESTMENTS AT VALUE (112.0%) (Cost $309,633,983)		366,253,144
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.0%)		(39,378,184)

NET ASSETS (100.0%)		$326,874,960

*	Non-income producing security.
††	Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value. unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $309,633,983, $69,328,106, $(12,708,945) and $56,619,161, respectively.

Restricted Securities - Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund does not have the right to demand that such securities be registered.

							Percentage
	Security	Number of	Acquisition		Fair	Value Per	of Net Asset
Security	Description	Shares	Date	Cost	Value	Share	Value

Celletra, Ltd. Series C	Preferred Stock	1,102,524	4/5/2000	$7,000,000	$—	$—	0.00%

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Credit Suisse Mid-Cap Growth Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006